SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses, the valuation of other real estate owned, and the realization of deferred tax assets.

Cash and Cash Equivalents
Cash and Cash Equivalents

For the purpose of presentation in the statement of cash flows, cash and cash equivalents include cash and due from banks, interest-earning deposits with banks with original maturities of three months or less and federal funds sold.

Interest-Earning Deposits and Certificate of Deposits with Banks
Interest-Earning Deposits and Certificate of Deposits with Banks

Certificates of deposit with banks totaled $1,498,000 at December 31, 2017 and at December 31, 2016. These certificates typically have an original maturity of ten years or less and currently bear interest at rates ranging from 2.45% to 3.00% with an overall weighted average rate of 2.66%. There are also non-maturity deposits that totaled $3,647,000 at December 31, 2017 and $18,086,000 at December 31, 2016.

Investment Securities Available for Sale
Investment Securities Available for Sale

Investment securities available for sale are reported at fair value and consist of debt instruments that are not classified as either trading securities or as held to maturity securities. Unrealized holding gains and losses, net of deferred income tax, on available for sale securities are reported as a net amount in other comprehensive income. Gains and losses on the sale of investment securities available for sale are determined using the specific identification method and are recognized on a trade-date basis. Declines in the fair value of individual investment securities available for sale below their cost that are other than temporary would result in write-downs of the individual securities to their fair value.

Stock in Federal Home Loan Bank of Atlanta
Stock in Federal Home Loan Bank of Atlanta

As a requirement for membership, the Company invests in stock of the Federal Home Loan Bank of Atlanta (“FHLB”). This investment is carried at cost. Because of the redemption provisions of the FHLB, the Company estimates that fair value equals cost for this investment and that it was not impaired at December 31, 2017.

Loans
Loans

Loans in the Company’s portfolio are grouped into classes and segments. Classes are generally disaggregation of a segment.  The Company’s segments are: commercial real estate, commercial, residential mortgage, home equity lines, and other consumer loans.  The classes within the commercial real estate segment are: residential ADC (acquisition, development and construction), commercial ADC, farmland, multifamily, owner occupied and non-owner occupied.  The classes within the commercial segment are: commercial and industrial, agriculture, and other commercial.  The classes within the residential mortgage segment are: first-lien and junior-lien loans. The home equity lines and other consumer loan segments are not further segregated into classes.

Loans that management has the intent and ability to hold for the foreseeable future or until maturity are reported at their outstanding principal, adjusted for any charge-offs, the allowance for loan losses, and any deferred fees or costs on originated loans.

Loan origination fees and certain direct origination costs are capitalized and recognized as an adjustment of the yield of the related loan. The accrual of interest on loans is discontinued when, in management’s opinion, the borrower may be unable to meet payments as they become due or when the loan is 90 days delinquent on a contractual basis. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received. In all cases, loans are placed on nonaccrual status or charged off at an earlier date if collection of principal or interest is considered doubtful.

Nonaccrual and Past due Loans – All loan classes are considered past due when the contractual amounts due with respect to principal and interest are not received within 30 days of the contractual due date.  When the Company cannot reasonably expect full and timely repayment of its loan or when the principal or interest is in default for 90 days or more, the loan is placed on nonaccrual status. Under certain circumstances there is sufficient documentation to conclude that the loan is well-secured and in the process of collection and, therefore, the loan is not placed on nonaccrual status. A debt is “well-secured” if collateralized by liens on or pledges of real or personal property, including securities that have a realizable value sufficient to discharge the debt in full; or by the guarantee of a financially responsible party.  A debt is “in process of collection” if collection is proceeding in due course either through legal action, including judgment enforcement procedures, or, in appropriate circumstances, through collection efforts not involving legal action which are reasonably expected to result in repayment of the debt or its restoration to a current status. The Company may calculate forgone interest on a monthly basis, but does not recognize the income.

Loans that are less delinquent may also be placed on nonaccrual status due to deterioration in the financial condition of the borrower that increases the possibility of less than full repayment.

For all loan classes, a nonaccrual loan may be returned to accrual status when the Company can reasonably expect continued timely payments until payment in full. The loan can still be returned to accrual status if the following conditions are met:  (1) All principal and interest amounts contractually due (including arrearage) are reasonably assured of repayment within a reasonable period; and (2) there is a sustained period of repayment performance (generally a minimum of six months) by the borrower, in accordance with the contractual terms involving payments of cash or cash equivalents.

At the time a loan is placed on nonaccrual status, all accrued, unpaid interest is charged-off, unless it is documented that repayment of all principal and presently accrued but unpaid interest is probable.  Charge-offs of accrued and unpaid interest are made against the current year’s interest income.  For all classes within all loan segments, cash receipts on non-accrual loans are applied entirely against principal until the loan or lease has been collected in full, after which time any additional cash receipts are recognized as interest income.

Charge-off of Uncollectable Loans - For all loan classes, as soon as any loan becomes uncollectable, the loan will be charged down or charged off as follows:

•	If unsecured, the loan must be charged off in full.
•	If secured, the outstanding principal balance of the loan should be charged down to the net liquidation value of the collateral.

Loans should be considered uncollectable when:
•	No regularly scheduled payment has been made within four months, or
•	The loan is unsecured, the borrower files for bankruptcy protection and there is no other (guarantor, etc.) support from an entity outside of the bankruptcy proceedings.

Based on a variety of credit, collateral and documentation issues, loans with lesser degrees of delinquency or obvious loss may also be deemed uncollectable.

Impaired Loans - An impaired loan is one for which the Company will not be repaid all principal and interest due per the terms of the original contract or within reasonably modified contracted terms.  If the loan has been modified to provide a concession to a borrower experiencing financial difficulty, the loan is deemed to be a troubled debt restructuring and is considered impaired. All loans meeting the definition of doubtful are considered impaired.

When a loan in any class has been determined to be impaired, the amount of the impairment is measured using the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, the observable market price of the loan, or the fair value of the collateral if the loan is collateral dependent.  When the present value of expected future cash flows is used, the effective interest rate is the original contractual interest rate of the loan adjusted for any premium or discount.  When the contractual interest rate is variable, the effective interest rate of the loan changes over time. The Company uses the rate of the loan at the time it first became impaired as the discount rate.  A specific reserve is established as a component of the Allowance for Loan Losses when a loan has been determined to be impaired.  Subsequent to the initial measurement of impairment, if there is a significant change to the impaired loan’s expected future cash flows, or if actual cash flows are significantly different from the cash flows previously estimated, the Company recalculates the impairment and appropriately adjusts the specific reserve.  Similarly, if the Company measures impairment based on the observable market price of an impaired loan or the fair value of the collateral of an impaired collateral-dependent loan, the Company will adjust the specific reserve if there is a significant change in either of those bases.

If receipt of principal and interest is in doubt when contractually due, interest income is not recognized for any class of impaired loans.  Cash receipts received on non-accruing impaired loans within any class are generally applied entirely against principal until the loan has been collected in full, after which time any additional cash receipts are recognized as interest income.  Cash receipts received on accruing impaired loans within any class are applied in the same manner as accruing loans that are not considered impaired.

The Company accounts for impaired loans acquired in a purchase at fair value, which is the net present value of all cash flows expected to be collected over the life of the loan.  These cash flows are determined on the date of purchase.

Allowance for Loan and Lease Losses (“ALLL”)

The allowance for loan and lease losses (ALLL), which is utilized to absorb actual losses in the loan portfolio, is maintained at a level consistent with management’s best estimate of probable loan losses incurred as of the balance sheet date.  The Company’s allowance for loan and lease losses is assessed quarterly by management.  This assessment includes a methodology that separates the total loan portfolio into homogeneous loan groups for purposes of evaluating risk.  Management also analyzes the loan portfolio on an ongoing basis to evaluate current risk levels, and individual loan risk grades are adjusted accordingly.  While management uses the best information available to make evaluations, future adjustments may be necessary, if economic or other conditions differ substantially from the assumptions used.

The methodology to analyze the ALLL includes the following:

•	identification of impaired loans;
•	calculation of a specific reserve - where required - for each impaired loan based on collateral and other objective and quantifiable evidence;
•	determination of an appropriate historical loss period for analysis;
•	identification of homogenous loan groups, further segmented by risk grade, and reduced by the impaired loans;
•	calculation of historical loss percentages based on the identified historical loss period;
•	identification of internal and external factors which might affect the current application of the historical loss percentages, and assessment of any impact;
•	adjustment of the historical loss percentages based on the factor assessment;
•	application of historical loss percentages to loan groups to determine the allowance allocation; and
•	determination of the need for any unallocated reserve.

The ALLL is divided into three allocation segments:

1.
Individual Reserves.  These are calculated against loans evaluated individually and identified as impaired.   Management determines which loans will be considered for potential impairment review. This does not mean that an individual reserve will necessarily be calculated for each loan considered for impairment, only for those impaired loans identified during this process as having an estimated loss.  Loans to be considered include:

•	All commercial loans classified substandard or worse
•	Any other loan in a non-accrual status
•	Any loan, consumer or commercial, which has already been modified such that it meets the definition of Troubled Debt Restructure (“TDR”)

The individual reserve must be verified at least quarterly, and recalculated whenever additional relevant information becomes available.  All information related to the calculation of the individual reserve, including internal or external collateral valuations, assumptions, discounts, etc. must be documented.

For collateral dependent loans, individual reserve amounts may not be carried indefinitely as further non-performance will result in taking possession of the collateral.  The collateral will be converted to cash or written off, or some combination.  For loans valued under the discounted cash flow method, the reserve may continue for a longer period, depending on the length of time until there change in the level of certainty of loss.

•	When the amount of the actual loss becomes reasonably quantifiable, the loss is charged off against the ALLL, whether or not all liquidation and recovery efforts have been completed.
•
If the total amount of the individual reserve that will eventually be charged-off cannot yet be determined, but some portion of the individual reserve can be viewed as an imminent loss, that smaller portion is charged off against the ALLL and the individual reserve is reduced by a corresponding amount.

2.
Formula Reserves. Formula reserves are held against performing loans evaluated collectively. The total performing loan portfolio is divided into homogeneous loan groups.  Loss estimates are based on historical loss rates for each respective loan group, adjusted for appropriate environmental factors established by the Company.

Formula reserves represent the Company’s best estimate of losses that may be inherent, or embedded, within that group of performing loans, even if it is not apparent at this time which loans within any group represent those embedded losses.

Historical Loss Percentages:  Historical loss data has been catalogued by the Company for each loan group. Historical loss recoveries are similarly entered and applied against the non-classified loan group according to the Call Report designations of the loans originally charged.  The Company uses a 5-year weighted average of net charge-offs to determine the historical loss percentages.

Qualitative Loss Factors:  The methodology incorporates various internal and external qualitative and environmental factors as described in the Interagency Policy Statement on the Allowance for Loan and Lease Losses dated December 2006.  Input for these factors is determined on the basis of management observation, judgment, and experience.  The factors identified by the Company to be evaluated for all homogenous loan groups are as follows:
a)	Volume of Loans – Accounts for historical growth characteristics of the loan group over the identified loss period.
b)	Trends in Delinquency – Reflects increased risk derived from higher delinquency rates.
c)	Trends in Nonaccrual and Classified loans – Compares the current portfolio to the levels and trends over the historical loss period.
d)	Levels of Actual Losses – Evaluates the current losses and the trends and averages over the two year loss period.
e)	Concentration of Credit – Measures increased risk derived from concentration of credit exposure in particular loan segments or classes.
f)	Economic – Assesses the impact of general and local economic factors, including changes in collateral values, primarily real estate.
g)	Watch list growth – measures increased risk in particular loan segments or classes that meet certain requirements including negative trends and increased levels in the watch or special mention rating.

These factors are evaluated and assigned a rating ranging from “significant negative impact to significant positive impact.” The rating translates to an adjustment to the historical loss percentage.

Calculation and Summary:  A general reserve amount for each homogenous performing loan group is calculated by applying the adjusted historical loss percentage to the loan group outstanding balances, net of impaired loans.

3.	Unallocated Reserves. This segment is utilized to provide for losses which are expected but cannot be tied to any specific loan or group of loans, based on the judgment of management.

Reserve for Unfunded Commitments
Reserve for Unfunded Commitments

The Reserve for unfunded commitments is calculated by determining the type of commitment and the remaining unfunded commitment for each loan.  Based on the type of commitment, a utilization rate is established considering the funded balance of the loan. The utilization rate is multiplied by the credit conversion factor of 10% which is then multiplied by the unfunded amount and multiplied by the loss rates for the appropriate loan class as defined in the regular ALLL calculation to determine the appropriate level of reserve. The reserve for unfunded commitments was approximately $28,000 and $20,000 at December 31, 2017 and 2016, respectively and is included in other liabilities.

Fees from Mortgage Brokerage Services
Fees from Mortgage Brokerage Services

The Bank is a broker for qualifying, single family residential first lien mortgage loans that are funded by other companies.  The Company recognizes certain origination fees, which are included in non-interest income on the statements of income under the caption “Mortgage fee income”.

Foreclosed Assets
Foreclosed Assets

Assets acquired through, or in lieu of, loan foreclosure are to be sold and are initially recorded at fair value less anticipated cost to sell at the date of foreclosure establishing a new cost basis.  After foreclosure, valuations are periodically performed by management and the asset is carried at the lower of carrying amount or fair value less cost to sell.  Revenue and expenses from operations and changes in the valuation allowance are included in foreclosed asset expense.

Other Intangibles
Other Intangibles

Intangible assets include core deposits. Intangible assets are subject to impairment testing whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. Core deposit intangibles are amortized on the sum-of-years digits method over a period not to exceed 14 years.

	December 31, 2017		December 31, 2016
	Carrying Amount	Accumulated Amortization	Carrying Amount	Accumulated Amortization
Amortized intangible assets
Core deposit intangible	$72,998	$(711,607)	$117,442	$(667,163)

The Company’s projected amortization expense for the core deposit intangible for the years ending December 31:

2018	$32,501
2019	20,572
2020	9,833
2021	5,264
2022	3,356
Thereafter	1,472
Total	$72,998

The remaining weighted average amortization period is 1.56 years.

Bank Premises and Equipment
Bank Premises and Equipment

Bank premises and equipment are stated at cost less accumulated depreciation. Depreciation is calculated on the straight-line method over the estimated useful lives of the assets. Estimated useful lives are 20 to 31.5 years for buildings.  Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter, 5 to 10 years for furniture and equipment and 3 to 5 years for computer equipment.  Repairs and maintenance costs are charged to income as incurred and additions and improvements to premises and equipment are capitalized. Upon sale or retirement, the cost and related accumulated depreciation are removed from the accounts and any gains or losses are reflected in current income.

Advertising Costs		Advertising Costs The company expenses all advertising and business promotion costs as incurred.
Income Taxes
Income Taxes

Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred tax assets are also recognized for operating loss carry-forwards. Deferred tax assets and liabilities are measured using enacted tax rates in effect for the year in which the temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance if it is more likely than not that the tax benefits will not be realized.

The Company did not recognize any interest or penalties related to income tax during the years ended December 31, 2017 and 2016, and did not accrue any interest or penalties as of December 31, 2017 or 2016.  The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law.  Tax returns, for years 2014 and thereafter are subject to possible future examinations by tax authorities.

Comprehensive Income/(Loss)
Comprehensive Income/(Loss)

The Company reports as comprehensive income/(loss) all changes in stockholders’ equity during the year from sources other than stockholders. Other comprehensive income/(loss) refers to all components (revenues, expenses, gains, and losses) of comprehensive income/(loss) that are excluded from net income/(loss). The Company’s only component of other comprehensive income/(loss) is unrealized gains and losses, net of income taxes, on investment securities available for sale.

Earnings per Common Share
Basic Earnings per Common Share

Basic earnings per common share is computed by dividing net income to common shareholders by the weighted average number of common shares outstanding during the period, after giving retroactive effect to stock splits and dividends.

Diluted Earnings per Common Share

The computation of diluted earnings per common share is similar to the computation of basic earnings per common share except that the denominator is increased to include the number of additional common shares that would have been outstanding if dilutive potential common shares had been issued. These additional common shares would include employee equity share options, nonvested shares and similar equity instruments granted to employees, as well as the shares associated with the common stock warrants originally issued to the U.S. Treasury Department in February 2009. Diluted earnings per common share are based upon the actual number of options or shares granted and not yet forfeited unless doing so would be antidilutive. The numerator is adjusted for any changes in income or loss that would result from the assumed conversion of those potential common shares.

Recent Accounting Pronouncements
In January 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall, Subtopic 825-10 (“ASU 2016-01”) to address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The fair value measurement based on an exit price assumes that an asset or liability is exchanged in an orderly transaction between market participants to sell the asset or transfer the liability at the measurement date under current market conditions.  A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either: (a) in the principal market for the asset or liability, or (2) in the absence of a principal market, in the most advantageous market for the asset or liability.  The company has adopted the standard and applied the guidance by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the 2018 fiscal year. The amendments related to equity securities without readily determinable fair values were applied prospectively to equity investments that existed as of January 1, 2018.  The Company is now reporting unrealized gains and losses of its marketable equity securities in income as compared to the previous method of reporting through other comprehensive income.  The nonmarketable equity securities that do not have readily determinable values were previously recorded at cost.  Following implementation, these securities, primarily Federal Home Loan Bank, or FHLB, stock, are recorded at cost less any impairment, plus or minus any observable changes in price resulting from transactions for similar or identical investments of the same issuer.  The unrealized loss on equity securities in accumulated other comprehensive income in the amount of $443,000 was reclassified to retained earnings on January 1, 2018.

In August 2015, the FASB deferred the effective date of ASU 2014-09, Revenue from Contracts with Customers, Topic 606 (“ASU 2014-09”). The new standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies need to use more judgment and make more estimates than under existing guidance. This analysis may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. As a result of the deferral, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The amendments can be applied retrospectively to each prior reporting period or retrospectively with the cumulative effect of initially applying this new guidance recognized at the date of initial application. The Company adopted this standard in 2018 using the full retrospective approach.  The majority of the Company’s revenues are generated from financial instruments which are not within the scope of this standard.  Management has evaluated the impact for its various other revenue streams including the following:  deposit account fees and service charges; other fees such as wire services and check cashing services; ATM surcharges; card related fees; and gains and losses from sales of foreclosed properties and fixed assets.  This evaluation led management to conclude that this standard does not materially impact its financial statements.  Additionally, based on underlying contracts, this standard requires the Company to report costs associated with debit card and ATM transactions netted against the related fees from such transactions. Previously, such costs were reported as check card expenses. For the three and six months ended June 30, 2018, gross interchange fees totaled $131,000 and $252,000, respectively, and related costs totaled $79,000 and $154,000, respectively. In the accompanying Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2018, we reported on a net basis $52,000 and $98,000, respectively, as interchange fee income. For the three and six months ended June 30, 2017, gross interchange fees totaled $124,000 and $243,000, respectively, and related costs totaled $82,000 and $180,000, respectively. In the accompanying Condensed Consolidated Statements of Operations for the three and six months ended June 30, 2017, we reported on a net basis $42,000 and $63,000, respectively, as interchange fee income.

In February 2016, the FASB issued ASU 2016-02, Leases, which amended the Leases topic of the Accounting Standards Codification to revise certain aspects of recognition, measurement, presentation, and disclosure of leasing transactions. The amendments will be effective for fiscal years beginning after December 15, 2018, includ-ing interim periods within those fiscal years. The Company is currently evaluating the effect that implementation of the new standard will have on its financial position, results of operations, and cash flows.  Currently the Company has several multi-year property leases for which reporting will be impacted by this standard.  At the end of 2017, four of our locations have operating leases that expire in 2019 with aggregate payments totaling $157,000.  If the new standard were in effect, an asset and a liability for the present value of payments would be recognized.  Similarly, other property leases expire in 2020 and 2021 that have payments totaling $126,000 and $159,000, respectively.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments. The new standard introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale (AFS) debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2016-13 is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2019. Early adoption is permitted beginning after December 15, 2018. The Company is currently evaluating the effect that implementation of the new standard will have on its financial position, results of operations, and cash flows.  The Company has formed a management committee including those responsible for credit analysis and review, accounting and finance, information technology and lending to develop an understanding of the requirements and plan implementation.  The Company is adopting a software model for the ALLL model that has add-on functionality for compliance with the new standard.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.

Recent Accounting Pronouncements

In January 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-01, Financial Instruments - Overall, Subtopic 825-10 (“ASU 2016-1”) to address certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. The amendments will be effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company will apply the guidance by means of a cumulative-effect adjustment to the balance sheet as of the beginning of the fiscal year of adoption. The amendments related to equity securities without readily determinable fair values will be applied prospectively to equity investments that exist as of the date of adoption of the amendments.  The Company will begin reporting unrealized gains and losses of its marketable equity securities in income as compared to the current method of reporting through other comprehensive income.  For the year ended December 31, 2017, other comprehensive loss included $486,000, pre-tax, and $311,000, after tax, for unrealized losses on marketable equity securities.  If the standard had been adopted already, the unrealized loss would be reported on the income statement.  The nonmarketable equity securities that do not have readily determinable values are currently recorded at cost.  Following implementation, these securities, primarily FHLB stock, will be recorded at cost less any impairment, plus or minus any observable changes in price resulting from transactions for similar or identical investments of the same issuer.  An initial adjustment of accumulated other comprehensive income in the amount of $443,000 will be recorded in retained earnings when the standard is adopted.

In August 2015, the FASB deferred the effective date of ASU 2014-09, Revenue from Contracts with Customers, Topic 606 (“ASU 2014-09”). The new standard’s core principle is that a company will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. In doing so, companies will need to use more judgment and make more estimates than under existing guidance. This analysis may include identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. As a result of the deferral, ASU 2014-09 is effective for annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. The amendments can be applied retrospectively to each prior reporting period or retrospectively with the cumulative effect of initially applying this new guidance recognized at the date of initial application. The Company plans to adopt this standard in 2018 using the modified retrospective approach.  The majority of the Company’s revenues are generated from financial instruments which are not within the scope of this standard.  Management has evaluated the impact for its various other revenue streams including the following:  deposit account fees and service charges; other fees such as wire services and check cashing services; ATM surcharges; card related fees; and gains and losses from sales of foreclosed properties and fixed assets.  This evaluation led management to conclude that this standard will not materially impact its financial statements.

In February 2016, the FASB issued ASU 2016-02, Leases, which amended the Leases topic of the Accounting Standards Codification to revise certain aspects of recognition, measurement, presentation, and disclosure of leasing transactions. The amendments will be effective for fiscal years beginning after December 15, 2018, includ-ing interim periods within those fiscal years. The Company is currently evaluating the effect that implementation of the new standard will have on its financial position, results of operations, and cash flows.  Currently the Company has several multi-year property leases for which reporting will be impacted by this standard.  At the end of 2017, four of our locations have operating leases that expire in 2019 with aggregate payments totaling $157,000.  If the new standard were in effect, an asset and a liability for the present value of payments would be recognized as an asset and a liability.  Similarly, other property leases expire in 2020 and 2021 that have payments totaling $126,000 and $159,000, respectively.

In March 2016, the FASB issued ASU 2016-09, Investments to Employee Share-based Payment Accounting, which is new guidance related to stock compensation. The new guidance eliminates the concept of additional paid-in capital pools for stock-based awards and requires that the related excess tax benefits and tax deficiencies be classified as an operating activity in the statement of cash flows. The new guidance also allows entities to make a one-time policy election to account for forfeitures when they occur, instead of accruing compensation cost based on the number of awards expected to vest. Additionally, the new guidance changes the requirement for an award to qualify for equity classification by permitting tax withholding up to the maximum statutory tax rate instead of the minimum statutory tax rate. Cash paid by an employer when directly withholding shares for tax withholding purposes should be classified as a financing activity in the statement of cash flows. This guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years. The Company has adopted the new standard, electing to record forfeitures as they occur, and there have been no material impacts on the financial statements.

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments. The new standard introduces an approach based on expected losses to estimate credit losses on certain types of financial instruments. It also modifies the impairment model for available-for-sale (AFS) debt securities and provides for a simplified accounting model for purchased financial assets with credit deterioration since their origination. ASU 2016-13 is effective for annual periods and interim periods within those annual periods, beginning after December 15, 2019. Early adoption is permitted beginning after December 15, 2018. The Company is currently evaluating the effect that implementation of the new standard will have on its financial position, results of operations, and cash flows.  The Company has formed a management committee including those responsible for credit analysis and review, accounting and finance, information technology and lending to develop an understanding of the requirements and plan implementation.  The Company is adopting a software model for the ALLL model that has add on functionality for compliance with the new standard.

In February of 2018, the FASB issued ASU 2018-02, Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income. The new guidance requires a reclassification from accumulated other comprehensive income (AOCI) to retained earnings for stranded tax effects resulting from the newly enacted federal corporate income tax rate in the Tax Cuts and Jobs Act of 2017 (Tax Act), which was enacted on December 22, 2017. The Tax Act included a reduction to the corporate income rate from 34% to 21% effective January 1, 2018. The amount of the reclassification would be the difference between the historical corporate income tax rate and the newly enacted 21% corporate income tax rate. The guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years. Early adoption is permitted. The Company has chosen to early adopt the new standard. Deferred taxes within AOCI of $127,000 were reclassified to retained earnings in 2017.

Other accounting standards that have been issued by the FASB or other standards-setting bodies are not expected to have a material impact on the Company’s financial position, results of operations or cash flows.